UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1000 Chesterbrook Boulevard, 1st Floor Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

James C. Munsell Sidley Austin LLP 787 Seventh Avenue New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Item 1.   Schedules of Investments.

Schedule of investments

Turner Medical Sciences Long/Short Fund

December 31, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-90.7%
Biotechnology-34.5%
Alexion Pharmaceuticals*^	8,390	$1,027
BioMarin Pharmaceuticals*^	6,270	519
Bluebird Bio*^	20,520	1,266
Cidara Therapeutics*^	27,451	285
Coherus Biosciences*^	20,420	575
Concert Pharmaceuticals*^	50,000	515
Dimension Therapeutics, Inc.*	15,900	69
Exact Sciences*^	41,300	552
Ionis Pharmaceuticals*^	24,360	1,165
Momenta Pharmaceuticals*^	60,000	903
Progenics Pharmaceuticals*^	109,436	946
Prothena*^	11,570	569
Retrophin*^	43,754	828
Tesaro*^	7,890	1,061
Vascular Biogenics*^	115,300	559
Total Biotechnology		10,839

Health care equipment & supplies-18.0%
Abbott Laboratories^	34,710	1,333
C.R. Bard^	5,530	1,242
ConMed^	16,428	726
Edwards Lifesciences*^	13,730	1,287
Intuitive Surgical*^	1,710	1,084
Total Health care equipment & supplies		5,672

Health care providers & services-6.5%
BioTelemetry*^	33,708	753
UnitedHealth Group, Cl B^	8,050	1,289
Total Health care providers & services		2,042

Life sciences tools & services-2.6%
Illumina*	6,490	831
Total Life sciences tools & services		831

Pharmaceuticals-29.1%
Allergan*^	6,510	1,367
Aratana Therapeutics*^	85,000	610
Cardiome Pharma*^	22,500	62
Flamel Technologies ADR*^	57,598	598
GlaxoSmithKline ADR^	35,570	1,370
Mallinckrodt*^	8,940	445
Merck^	22,130	1,303
Paratek Pharmaceuticals*^	60,710	935
Pfizer^	42,240	1,373
SteadyMed(a)*^	171,251	454
Teligent*^	100,146	662
Total Pharmaceuticals		9,179
Total Common stock (Cost $24,411)**		28,563

Warrant-0.0%
Biotechnology-0.0%
NephroGenex(a)	65,000	—
Total Biotechnology		—
Total Warrant (Cost $—)**		—

Cash equivalent - 2.3%
BlackRock Liquidity Funds Fedfund Portfolio, 0.415%‡	729,849	730
Total Cash equivalent (Cost $730)**		730
Total Investments-93.0% (Cost $25,141)**		29,293
Segregated cash with brokers-73.0%		22,977
Securities sold short-(74.7)% (Proceeds $(25,629))**		(23,513)

Net Other assets (liabilities)-8.7%		2,732
Net Assets-100.0%		$31,489

Amounts designated as “-” have been rounded to $0.
(a)	These securities have been deemed illiquid by the Adviser and represent 1.44% of Net Assets.
*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
‡	Rate shown is the 7-day effective yield as of December 31, 2016.

ADR	American Depositary Receipt
Cl	Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

December 31, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-25.7%
Biotechnology-2.9%
Intrexon	18,250	$443
Regeneron Pharmaceuticals	1,280	470
Total Biotechnology		913

Food & staples retailing-2.0%
CVS Health	8,060	636
Total Food & staples retailing		636

Health care equipment & supplies-3.4%
Align Technology	3,320	319
Stryker	6,150	737
Total Health care equipment & supplies		1,056

Health care providers & services-11.1%
Anthem	2,910	418
Cardinal Health	7,240	521
HCA Holdings	7,780	576
Laboratory Corp. of America Holdings	6,370	818
Quest Diagnostics	8,960	824
Universal Health Services, Cl B	3,400	362
Total Health care providers & services		3,519

Life sciences tools & services-3.5%
ICON	6,570	494
PerkinElmer	11,580	604
Total Life sciences tools & services		1,098

Pharmaceuticals-2.8%
Dr. Reddy’s Laboratories ADR	10,890	493
Zoetis	7,100	380
Total Pharmaceuticals		873
Total Common stock (Proceeds $8,548)*		8,095

Exchange traded funds - 49.0%
Health Care Select Sector SPDR Fund	62,494	4,308
iShares NASDAQ Biotechnology ETF	23,290	6,181
iShares Russell 2000 Growth ETF	7,410	999
SPDR S&P Biotech ETF	66,400	3,930
Total Exchange traded funds (Proceeds $17,081)*		15,418
Total Securities sold short-74.7% (Proceeds $25,629)*		$23,513

Percentages disclosed are based on total net assets of the Fund at December 31, 2016.

*	This number is listed in thousands.

ADR	American Depositary Receipt
Cl	Class
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner Titan Long/Short Fund

December 31, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-84.5%†
Consumer discretionary-7.1%
Amazon.com*	650	$488
CBS, Cl B	4,120	262
Smith & Wesson Holding Corp.*	11,290	238
Tesla Motors*	1,780	380
Total Consumer discretionary		1,368

Consumer staples-1.2%
Monster Beverage*	5,430	241
Total Consumer staples		241

Energy-7.4%
Antero Resources*	31,540	746
Continental Resources*	2,790	144
Marathon Oil^	11,380	197
Newfield Exploration*^	3,510	142
Whiting Petroleum*^	17,340	208
Total Energy		1,437

Financials-8.6%
Bank of America	11,780	260
Bank of the Ozarks	6,450	340
Citigroup	4,510	268
Morgan Stanley	6,140	259
Northern Trust	2,420	216
The Goldman Sachs Group^	1,350	323
Total Financials		1,666

Health care-12.1%
Achillion Pharmaceuticals*	83,680	346
Alexion Pharmaceuticals*	2,100	257
Boston Scientific*	8,710	188
Celgene*^	2,230	258
Johnson & Johnson	1,890	218
Oncomed Pharmaceuticals*^	38,083	294
Pfizer	4,970	161
Prothena*^	4,660	229
Vascular Biogenics*^	82,661	401
Total Health care		2,352

Industrials-8.1%
Beacon Roofing Supply*	3,660	169
Generac Holdings*	5,060	206
General Electric	5,090	161
PGT*	21,740	249
Southwest Airlines^	15,790	787
Total Industrials		1,572

Information technology-16.2%
2U*^	9,550	288
Alphabet, Cl A*	290	230
Broadcom	1,780	315
Electronic Arts*^	4,640	366
F5 Networks*^	1,530	221
Monolithic Power Systems^	3,880	318
NXP Semiconductors*^	1,970	193
Salesforce.com*^	4,860	333
ServiceNow*^	3,930	292
Shopify, Cl A*^	8,380	359
Vantiv, Cl A*^	3,630	216
Total Information technology		3,131

Materials-22.3%
Barrick Gold ADR	35,070	560
Cliffs Natural Resources*	49,720	418
Kinross Gold*^	182,490	568
Martin Marietta Materials	2,040	452
Newmont Mining^	12,570	428
Senomyx*	212,661	204
Summit Materials, Cl A*^	34,498	821
Trinseo SA^	8,150	483
Vulcan Materials	3,000	375
Total Materials		4,309

Real estate-1.5%
QTS Realty Trust, Cl A^	5,930	294
Total Real estate		294
Total Common stock (Cost $15,183)**		16,370

Exchange traded funds - 1.6%
SPDR Metals & Mining ETF	9,940	302
Total Exchange traded funds (Cost $314)**		302

Warrant-0.0%
Financials-0.0%
Atlas Mara(a)	472,160	2
Total Financials		2
Total Warrant (Cost $92)**		2

Cash equivalent - 8.3%
BlackRock Liquidity Funds Fedfund Portfolio, 0.415%‡	1,617,575	1,618
Total Cash equivalent (Cost $1,618)**		1,618
Total Investments-94.4% (Cost $17,207)**		18,292

Segregated cash with brokers-71.4%		13,836
Securities sold short-(65.2)% (Proceeds $(11,751))**		(12,639)

Net Other assets (liabilities)-(0.6)%		(111)
Net Assets-100.0%		$19,378

(a)	These securities have been deemed illiquid by the Adviser and represent 0.01% of Net Assets.
*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2016.

ADR	American Depositary Receipt
Cl	Class
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Titan Long/Short Fund

December 31, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-59.7%
Consumer discretionary-11.0%
CarMax	7,950	$513
Carnival, Cl A	8,230	428
O’Reilly Automotive	750	209
Panera Bread, Cl A	1,440	295
Priceline Group	300	440
Tiffany	3,220	249
Total Consumer discretionary		2,134

Energy-3.4%
Frank’s International	52,956	652
Total Energy		652

Financials-6.6%
Deutsche Bank	46,890	849
State Street	5,430	422
Total Financials		1,271

Health care-1.7%
Express Scripts Holdings	4,780	329
Total Health care		329

Industrials-25.3%
AGCO	11,270	652
Applied Industrial Technologies	15,760	936
Caterpillar	2,970	275
Deere	4,740	488
Heartland Express	24,590	501
J.B. Hunt Transport Services	5,330	517
MSC Industrial Direct, Cl A	4,689	433
PACCAR	10,160	649
Swift Transportation	18,870	460
Total Industrials		4,911

Information technology-8.5%
Cognizant Technology Solutions, Cl A	4,000	224
Intel	14,050	510
Oracle	12,490	480
Trimble Navigation	14,520	438
Total Information technology		1,652

Materials-3.2%
Compass Minerals International	7,860	616
Total Materials		616
Total Common stock (Proceeds $10,678)*		11,565

Exchange traded funds-5.5%
iShares U.S. Technology ETF	4,140	498
SPDR S&P Biotech ETF	9,730	576
Total Exchange traded funds (Proceeds $1,073)*		1,074
Total Securities sold short-65.2% (Proceeds $11,751)*		$12,639

Percentages disclosed are based on total net assets of the Fund at December 31, 2016.

*	This number is listed in thousands.

Cl	Class
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner SMID Cap Growth Opportunities Fund

December 31, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-98.4%†
Consumer discretionary-10.4%
Burlington Stores*	7,190	$609
Dunkin’ Brands Group^	20,930	1,099
Interpublic Group of Cos., Inc.	28,380	664
LKQ*	10,980	337
Ollie’s Bargain Outlet Holdings*	13,500	384
Tenneco*	5,640	352
Texas Roadhouse	8,230	397
Vail Resorts	4,410	711
Total Consumer discretionary		4,553

Consumer staples-1.6%
Blue Buffalo Pet Products*^	29,210	702
Total Consumer staples		702

Energy-3.2%
Callon Petroleum*	34,890	536
Forum Energy Technologies*	13,910	306
US Silica Holdings^	9,600	544
Total Energy		1,386

Financials-8.7%
Bats Global Markets, Inc.	18,150	608
Evercore Partners	12,750	876
Legacytexas Financial Group	16,110	694
Mercury General Corp.	15,910	958
SVB Financial Group*	3,870	664
Total Financials		3,800

Health care-21.1%
ABIOMED*	6,820	768
ACADIA Pharmaceuticals*^	11,020	318
Bio-Techne	7,890	811
Cooper	4,130	722
Eagle Pharmaceuticals*	7,120	565
Exelixis, Inc.*	23,930	357
Hill-Rom Holdings	12,170	683
IDEXX Laboratories*	7,130	836
INC Research Holdings, Cl A*	15,050	792
Inogen*	11,110	746
NuVasive*	16,970	1,144
PRA Health Sciences*	19,000	1,048
WellCare Health Plans*	3,140	430
Total Health care		9,220

Industrials-20.1%
Allison Transmission Holdings, Inc.	9,300	313
Gibraltar Industries, Inc.*	11,840	493
Hd Supply Holdings, Inc.*	17,420	741
HEICO	12,600	972
Hexcel	9,510	489
HNI Corp.	14,510	811
Knight Transportation^	10,560	349
MasTec*	27,650	1,058
Mueller Water Products, Cl Class A	57,520	766
Nordson	7,810	875
Snap-on, Inc.	2,360	404
The Middleby*	2,550	328
United Rentals*	11,500	1,215
Total Industrials		8,814

Information technology-29.1%
Acacia Communications*^	4,740	293
Arista Networks*^	9,490	918
Cavium*	8,160	510
CDW Corp. of Delaware	6,380	332
Coherent, Inc.*	1,990	273
Commscope Holding, Inc.*	24,540	913
Digimarc*^	37,000	1,109
Grubhub*	10,890	410
HubSpot*	10,980	516
Inphi*	7,560	337
Littelfuse	3,690	560
LogMeIn	5,600	541
Match Group*^	27,880	477
MKS Instruments, Inc.	11,930	709
RealPage*	27,340	820
Shopify, Cl A*	14,370	616
Splunk*	9,930	508
Square, Cl A*	63,480	865
Take-Two Interactive Software*	11,540	569
The Ultimate Software Group*	2,220	405
Universal Display*	6,290	354
Zillow Group, Inc., Cl C*^	19,980	729
Total Information technology		12,764

Materials-3.1%
Berry Plastics Group*	10,460	510
Reliance Steel & Aluminum Co.	5,740	457
Summit Materials, Cl A*	16,070	382
Total Materials		1,349

Telecommunication services-1.1%
Zayo Group Holdings*	15,170	498
Total Telecommunication services		498
Total Common stock (Cost $40,275)**		43,086

Cash equivalent - 16.2%
BlackRock Liquidity Funds Fedfund Portfolio, 0.415%‡	7,079,176	7,079
Total Cash equivalent (Cost $7,079)**		7,079
Total Investments-114.6% (Cost $47,354)**		50,165

Net Other assets (liabilities)-(14.6)%		(6,393)
Net Assets-100.0%		$43,772

*	Non-income producing security.
**	This number is listed in thousands.
^	Security fully or partially on loan at December 31, 2016. The total value of securities on loan at December 31, 2016 was $5,789**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2016.

Cl	Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Midcap Growth Fund

December 31, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-97.6%†
Consumer discretionary-22.1%
AutoZone*	3,380	$2,669
Chipotle Mexican Grill*	2,980	1,124
Core-Mark Holdings	10,640	458
Dollar Tree*	15,340	1,184
lululemon athletica*	25,260	1,642
Marriott International, Cl A	23,430	1,937
Mohawk Industries*	9,800	1,957
Newell Rubbermaid	18,680	834
Omnicom Group	20,500	1,745
Pool	13,110	1,368
Ross Stores	45,430	2,981
Ulta Salon, Cosmetics & Fragrance*	7,160	1,825
Wynn Resorts^	23,870	2,065
Total Consumer discretionary		21,789

Consumer staples-5.5%
Blue Buffalo Pet Products*	25,090	603
ConAgra Foods	39,430	1,559
Hershey	15,220	1,574
Monster Beverage*	39,240	1,741
Total Consumer staples		5,477

Energy-1.9%
Patterson-UTI Energy	25,600	689
Pioneer Natural Resources	6,830	1,230
Total Energy		1,919

Financials-7.3%
CBOE Holdings, Inc.	20,440	1,510
Huntington Bancshares, Inc.	130,370	1,723
Intercontinental Exchange Group	21,290	1,201
Raymond James Financial	14,470	1,002
Zions Bancorp	40,380	1,739
Total Financials		7,175

Health care-15.5%
ABIOMED*	10,220	1,152
Alkermes*	18,730	1,041
Boston Scientific*	99,050	2,141
C.R. Bard	4,240	953
Edwards Lifesciences*	21,310	1,997
IDEXX Laboratories*	15,340	1,799
Incyte*	17,050	1,710
Intuitive Surgical*	1,450	920
Ionis Pharmaceuticals*	17,020	814
Ligand Pharmaceuticals, Cl B*^	8,600	874
Mettler-Toledo International*	3,730	1,561
Opko Health, Inc.*	40,000	372
Total Health care		15,334

Industrials-9.9%
A.O. Smith Corp.	20,450	968
Fortune Brands Home & Security	18,480	988
Hd Supply Holdings, Inc.*	44,080	1,875
Rockwell Automation	9,370	1,259
Snap-on, Inc.	9,360	1,603
The Middleby*	10,300	1,327
United Rentals*	16,190	1,709
Total Industrials		9,729

Information technology-27.9%
Arista Networks*	11,920	1,153
Broadcom	12,290	2,173
Cavium*^	44,970	2,808
Cdk Global, Inc.	20,420	1,219
CDW Corp. of Delaware	14,470	754
Commscope Holding, Inc.*	23,830	886
Electronic Arts*	22,050	1,737
Facebook, Cl A*	8,660	996
Fiserv*	22,200	2,359
Lam Research	14,940	1,580
Maxim Integrated Products	23,850	920
Monolithic Power Systems	16,820	1,378
NVIDIA	15,320	1,635
Paychex	28,080	1,710
Shopify, Cl A*	58,430	2,505
Square, Cl A*	85,180	1,161
Vantiv, Cl A*	41,650	2,483
Total Information technology		27,457

Materials-4.5%
Berry Plastics Group*	12,530	611
Eagle Materials	22,970	2,263
Nucor	25,660	1,527
Total Materials		4,401

Telecommunication services-3.0%
SBA Communications, Cl A*	19,740	2,038
Zayo Group Holdings*	29,510	970
Total Telecommunication services		3,008
Total Common stock (Cost $87,120)**		96,289

Cash equivalent - 8.0%
BlackRock Liquidity Funds Fedfund Portfolio, 0.415%‡	7,940,315	7,940
Total Cash equivalent (Cost $7,940)**		7,940
Total Investments-105.6% (Cost $95,060)**		104,229

Net Other assets (liabilities)-(5.6)%		(5,518)
Net Assets-100.0%		$98,711

*	Non-income producing security.
**	This number is listed in thousands.
^	Security fully or partially on loan at December 31, 2016. The total value of securities on loan at December 31, 2016 was $5,507**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2016.

Cl	Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Small Cap Growth Fund

December 31, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-94.0%†
Consumer discretionary-11.8%
Big Lots^	7,500	$377
Bright Horizons Family Solutions, Inc.*	4,000	280
Buffalo Wild Wings*	1,000	154
Core-Mark Holdings	7,500	323
Cracker Barrel Old Country Store^	2,500	417
LCI Industries	3,500	377
iRobot, Inc.*^	5,500	321
Ollie’s Bargain Outlet Holdings*	10,000	285
Planet Fitness^	15,000	302
Taylor Morrison Home, Cl A*	11,500	221
Tenneco*	5,500	344
Texas Roadhouse	8,000	386
Total Consumer discretionary		3,787

Energy-2.7%
Callon Petroleum*	14,000	215
Forum Energy Technologies*	11,000	242
US Silica Holdings	7,000	397
Total Energy		854

Financials-6.4%
Bank of the Ozarks^	7,000	368
Bats Global Markets, Inc.	11,500	385
Essent Group*	9,000	291
Evercore Partners	5,500	378
Legacytexas Financial Group	5,500	237
Mercury General Corp.	6,500	392
Total Financials		2,051

Health care-21.5%
ACADIA Pharmaceuticals*^	8,000	231
AMAG Pharmaceuticals*	9,500	331
AMN Healthcare Services*	10,000	385
ARIAD Pharmaceuticals*	20,000	249
Cantel Medical	6,250	492
Clovis Oncology*	6,000	267
Eagle Pharmaceuticals*	4,500	357
Exelixis, Inc.*	23,000	343
HealthEquity*	6,000	243
HealthSouth	10,000	412
INC Research Holdings, Cl A*	9,000	473
Inogen*	5,750	386
Masimo*	7,690	517
Medidata Solutions*	7,000	348
Neogen*	6,000	396
NuVasive*	8,000	538
PRA Health Sciences*	7,000	386
Tesaro*^	2,800	377
Ultragenyx Pharmaceutical*^	2,500	176
Total Health care		6,907

Industrials-11.4%
Apogee Enterprises	7,000	375
Astec Industries, Inc.	4,500	304
Gibraltar Industries, Inc.*	6,000	250
HNI Corp.	8,500	475
MasTec*	9,000	344
Mueller Water Products, Cl Class A	28,000	373
Simpson Manufacturing Co., Inc.	7,500	328
TASER International*	12,000	291
The Brink’s Co.	9,000	371
Univar, Inc.*	9,000	255
Woodward	4,500	311
Total Industrials		3,677

Information technology-30.8%
Acacia Communications*	1,500	93
Advanced Energy Industries*	7,500	411
Cavium*	5,500	343
Digimarc*^	33,930	1,018
Gigamon*	4,500	205
Grubhub*	5,000	188
HubSpot*^	7,000	329
II-VI, Inc.*	8,500	252
Inphi*	6,000	268
Integrated Device Technology*	11,000	259
j2 Global, Inc.	5,000	409
Littelfuse	2,500	379
Lumentum Holdings*	8,000	309
MA-Com Technology Solutions Holdings*^	3,500	162
Microsemi Corp.*	6,500	351
MKS Instruments, Inc.	8,000	475
Monolithic Power Systems	3,500	287
Nic, Inc.	11,000	263
Paycom Software*	5,000	227
Power Integrations	4,000	271
RealPage*	9,000	270
Remark Media, Inc.(a)*	340,000	1,333
Shopify, Cl A*	9,000	386
Square, Cl A*	30,000	409
Sscience Applications International Corp.	4,000	339
Take-Two Interactive Software*	7,500	370
Universal Display*	6,000	338
Total Information technology		9,944

Information Technology-0.9%
Fair Isaac Corp.	2,500	298
Total Information Technology		298

Materials-4.8%
Balchem Corp.	4,500	379
Chemours Co. (The)	16,000	353
Louisiana-Pacific*	11,000	208
Sensient Technologies Corp.	4,000	314
Summit Materials, Cl A*	11,650	277
Total Materials		1,531

Real estate-2.9%
DuPont Fabros Technology^	10,000	439
Potlatch Corp.	12,000	500
Total Real estate		939

Utilities-0.8%
Ormat Technologies, Inc.	5,000	268
Total Utilities		268
Total Common stock (Cost $28,090)**		30,256

Cash equivalent - 13.4%
BlackRock Liquidity Funds Fedfund Portfolio, 0.415%‡	4,297,774	4,298
Total Cash equivalent (Cost $4,298)**		4,298
Total Investments-107.4% (Cost $32,388)**		34,554

Net Other assets (liabilities)-(7.4)%		(2,372)
Net Assets-100.0%		$32,182

(a)	These securities have been deemed illiquid by the Adviser and represent 4.14% of Net Assets.
*	Non-income producing security.
**	This number is listed in thousands.
^	Security fully or partially on loan at December 31, 2016. The total value of securities on loan at December 31, 2016 was $3,694**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2016.

Cl	Class

See accompanying notes to schedules of investments.

Notes to Schedules of Investments

December 31, 2016 (Unaudited)

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The funds included herein are Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Titan Long/Short Fund (“Titan Long/Short Fund”), Turner SMID Cap Growth Opportunities Fund (“SMID Cap Growth Opportunities Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”), and Turner Small Cap Growth Fund (“Small Cap Growth Fund”), each a “Fund” and collectively the “Funds.”

Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments and the Schedules of securities sold short.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Security valuation — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments

Notes to Schedules of Investments

December 31, 2016 (Unaudited)

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depository Receipts (“ADRs”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”).  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Schedules of Investments

December 31, 2016 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

In the event that Turner Investments, L.P.  (the “Adviser”) believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator, Citi Fund Services, Ohio, Inc., and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended December 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds’ investments as of December 31, 2016.  The breakdown, by sub-category, of the “common stock” category is disclosed in the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1 (000)	Level 2 (000)		Total (000)

Medical Sciences Long/Short Fund

Investments in Securities
Common stock	$28,563	$—		$28,563
Cash equivalent	730	—		730
Warrant	—	—	*	—	*
Total Investments in securities	$29,293	$—		$29,293

Securities Sold Short
Common stock	$8,095	$—		$8,095
Exchange traded funds	15,418	—		15,418
Total Securities sold short	$23,513	$—		$23,513

Titan Long/Short Fund

Investments in Securities
Common stock	$16,370	$—		$16,370
Cash equivalent	1,618	—		1,618
Exchange traded funds	302	—		302
Warrant	2	—		2
Total Investments in securities	$18,292	$—		$18,292

Notes to Schedules of Investments

December 31, 2016 (Unaudited)

	Level 1 (000)	Level 2 (000)	Total (000)
Securities Sold Short
Common stock	$11,565	$—	$11,565
Exchange traded funds	1,074	—	1,074
Total Securities sold short	$12,639	$—	$12,639

SMID Cap Growth Opportunities Fund

Investments in Securities
Common stock	$43,086	$—	$43,086
Cash equivalent	7,079	—	7,079
Total Investments in securities	$50,165	$—	$50,165

Midcap Growth Fund

Investments in Securities
Common stock	$96,289	$—	$96,289
Cash equivalent	7,940	—	7,940
Total Investments in securities	$104,229	$—	$104,229

Small Cap Growth Fund

Investments in Securities
Common stock	$30,256	$—	$30,256
Cash equivalent	4,298	—	4,298
Total Investments in securities	$34,554	$—	$34,554

*Represents interest in securities that were determined to have a value of zero at December 31, 2016.

For each Fund there were no transfers between the Levels as of December 31, 2016 based on the input Levels assigned at September 30, 2016.

Security transactions — Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short — Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also

Notes to Schedules of Investments

December 31, 2016 (Unaudited)

may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Medical Sciences Long/Short Fund and Titan Long/Short Fund engaged in short sales during the period ended December 31, 2016.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

3.  Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds Fedfund, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

Notes to Schedules of Investments

December 31, 2016 (Unaudited)

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of December 31, 2016:

Fund	Value of Securities on Loan (000)	Value of Collateral (000)*	Net Amount (000)
SMID Cap Growth Opportunities Fund	$5,789	$5,789	—
Midcap Growth Fund	5,507	5,507	—
Small Cap Growth Fund	3,694	3,694	—

*The actual value of collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Schedule of investments.

4.  Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund’s net asset value and a magnified effect on the Fund’s total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5. Federal tax information:

At December 31, 2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short, were as follows:

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (depreciation) (000)
Medical Sciences Long/Short Fund	$26,085	$5,096	$(1,888)	$3,207
Titan Long/Short Fund	18,256	2,293	(2,257)	36
SMID Cap Growth Opportunities Fund	47,449	3,748	(1,032)	2,716
Midcap Growth Fund	96,002	10,323	(2,096)	8,227
Small Cap Growth Fund	32,713	2,426	(585)	1,841

Notes to Schedules of Investments

December 31, 2016 (Unaudited)

6. Investment Company Reporting Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the fund’s financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

7. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the Schedules of investments were issued.

On January 16, 2017, the Board approved the closure of the SMID Cap Growth Opportunities Fund and the Medical Sciences Long/Short Fund. Accordingly, these Funds ceased accepting shareholder investments effective January 18, 2017 and commenced to liquidate all portfolio holdings in order to redeem all outstanding shares of the Funds. These Funds provided final liquidating redemptions to shareholders effective as of the close of business on January 26, 2017.

Based on this evaluation, no additional disclosures and/or adjustments were required as of December 31, 2016.

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2.  Controls and Procedures.

(a)              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosures controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30(a)-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Turner Funds
By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)

Date:	February 28, 2017

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Controller and Chief Financial Officer (Principal Financial Officer)

Date:	February 28, 2017